Note 6 - Risk Management -Impairment Losses Reconciliations I (Details) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Provisions Recognized to Cover Impairment Losses in Loans and Advances Before First Implementation Adjustment of IFRS 9	€ 12,833
First Implementation Adjustment of IFRS 9	1,171
Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9	14,004
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Acquisition Of Subsidiaries In The Period	0
Increase In Impairment Losses Charged To Income	5,022
Decrease In Impairment Losses Charged To Income	(3,249)
Transfers To Written off Loans Exchange Differences and Other	2,233
Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 After Changes	13,544
Stage 1 [Member]
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Increase In Impairment Losses Charged To Income	924
Decrease In Impairment Losses Charged To Income	(995)
Stage 2 [Member]
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Increase In Impairment Losses Charged To Income	597
Decrease In Impairment Losses Charged To Income	(561)
Stage 3 [Member]
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Increase In Impairment Losses Charged To Income	3,500
Decrease In Impairment Losses Charged To Income	€ (1,693)